Consolidated Balance Sheets (USD $)	Apr. 30, 2013	Apr. 30, 2012
Current Assets:
Cash		$ 12,512
Accounts receivable	163	163
Inventory	3,112	3,312
Prepaid expenses and deposits	2,045	2,045
Total current assets	5,320	18,032
Current liabilities:
Accounts payable	14,888	1,314
Related party loan	88,574	72,761
Total current liabilities	103,462	74,075
Stockholders' Deficit:
Preferred stock, $0.001 par value, 100,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized, 4,011,600 shares issued and outstanding	4,012	4,012
Additional paid in capital	11,888	11,888
Deficit accumulated during development stage	114,042	71,943
Total stockholders' deficit	(98,142)	(56,043)
Total liabilities and stockholders' deficit	$ 5,320	$ 18,032